Document and Entity Information	May 21, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 21, 2024
Entity Registrant Name	Invivyd, Inc.
Entity Central Index Key	0001832038
Entity Emerging Growth Company	true
Security12b Title	Common stock, par value $0.0001 per share
Trading Symbol	IVVD
Security Exchange Name	NASDAQ
Entity File Number	001-40703
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	85-1403134
Entity Address Address Line1	1601 Trapelo Road
Entity Address, Address Line Two	Suite 178
Entity Address City Or Town	Waltham
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02451
City Area Code	(781)
Local Phone Number	819-0080
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false